                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-2490


                         Smith Barney Money Funds, Inc.
               (Exact name of registrant as specified in charter)


                    125 Broad Street, New York, NY         10004
               (Address of principal executive offices) (Zip code)


                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)


              Registrant's telephone number, including area code:
                                 (800) 451-2010


                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                               MONEY FUNDS, INC.

                     SEMI-ANNUAL REPORT  |  JUNE 30, 2003


                            [LOGO]Smith Barney
                                  Mutual Funds

                Your Serious Money. Professionally Managed./(R)/

Your Serious Money. Professionally Managed./(R)/ is a registered service mark of
                         Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman .....................................................1

Schedules of Investments .....................................................2

Statements of Assets and Liabilities .........................................9

Statements of Operations ....................................................10

Statements of Changes in Net Assets .........................................11

Notes to Financial Statements ...............................................14

Financial Highlights ........................................................20

                           LETTER FROM THE CHAIRMAN

                                                         [PHOTO]

                                                         R. JAY GERKEN, CFA
                                                         Chairman, President and
                                                         Chief Executive Officer

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 22, 2003


  1 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2003

                                  CASH PORTFOLIO

    FACE                                                  ANNUALIZED
   AMOUNT                     SECURITY                      YIELD         VALUE
-----------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 3.5%
$ 99,450,000 Federal Home Loan Bank
              mature 8/8/03 to 8/27/03                      1.24%     $  99,274,790
 272,350,000 Federal Home Loan Mortgage Corp.
              mature 7/25/03 to 7/28/03                  1.22 to 1.25   272,117,620
 373,040,000 Federal National Mortgage Association
              mature 8/13/03 to 12/24/03                 0.89 to 1.24   372,215,948
-----------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
             (Cost -- $743,608,358)                                     743,608,358
-----------------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.1%
 167,256,000 ABN AMRO N.A. Finance Inc.
              mature 7/7/03 to 8/11/03                   1.04 to 1.15   167,144,753
 235,366,000 ABSC Capital Corp. mature 7/21/03 to 9/9/03 1.03 to 1.13   235,015,168
 190,087,000 Amstel Funding Corp.
              mature 7/2/03 to 10/28/03                  1.03 to 1.25   189,839,837
 165,000,000 ANZ Delaware Inc. mature 7/2/03 to 7/7/03   1.24 to 1.26   164,980,503
 250,000,000 Atlantis One Funding
              mature 9/10/03 to 10/28/03                 1.05 to 1.26   249,210,736
 196,832,000 Atomium Funding Corp.
              mature 7/9/03 to 10/2/03                   1.06 to 1.30   196,539,905
 192,051,000 Bryant Park Funding LLC
              mature 7/3/03 to 7/31/03                   1.22 to 1.28   191,950,616
 242,587,000 Cancara Asset Securities Ltd.
              mature 7/14/03 to 8/8/03                   1.08 to 1.27   242,404,868
 200,000,000 CBA Delaware Finance
              mature 7/7/03 to 8/1/03                    1.03 to 1.24   199,873,539
 130,000,000 Compass Securitization LLC
              mature 7/9/03 to 9/5/03                    1.10 to 1.28   129,991,124
  50,000,000 DaimlerChrysler Revolving Auto Conduit LLC
              matures 7/8/03                                 1.27        49,987,750
 223,400,000 Danske Corp. mature 7/14/03 to 10/27/03     0.98 to 1.24   222,945,233
 136,700,000 Dexia Delaware LLC matures 9/10/03              1.07       136,411,525
  50,577,000 Erasmus Capital Corp. matures 11/17/03          1.24        50,336,801
  50,000,000 Galleon Capital Corp. matures 7/7/03            1.27        49,989,417
 145,000,000 General Electric Capital Corp.
              mature 8/28/03 to 9/24/03                  1.12 to 1.26   144,644,053
  90,716,000 Giro Multi-Funding Corp. matures 8/15/03    1.24 to 1.25    90,628,585
 180,000,000 Goldman, Sachs & Co.
              mature 7/7/03 to 8/18/03                   1.23 to 1.28   179,820,283
 100,000,000 Grampian Funding Ltd.
              mature 7/25/03 to 8/14/03                  1.23 to 1.27    99,882,500
  90,000,000 Greyhawk Funding LLC matures 7/10/03            1.24        89,972,100
 165,158,000 Hannover Funding Co. LLC matures 7/25/03        1.09       165,037,941

                      See Notes to Financial Statements.

  2 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                                CASH PORTFOLIO

    FACE                                                   ANNUALIZED
   AMOUNT                     SECURITY                       YIELD          VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.1% (continued)
$120,726,000 Hatteras Funding Corp.
              mature 8/21/03 to 8/29/03                  1.22% to 1.24% $ 120,503,450
 325,000,000 HBOS Treasury Service PLC
              mature 7/2/03 to 8/8/03                     1.05 to 1.31    324,771,972
 180,000,000 ING US Funding LLC mature 7/8/03 to 9/8/03   1.02 to 1.23    179,828,925
 159,700,000 Lake Constance Funding LLC
              mature 7/24/03 to 11/12/03                  1.02 to 1.22    159,387,293
 160,000,000 Lloyds TSB Bank PLC matures 7/25/03              1.24        159,868,267
 290,000,000 Mane Funding Corp. mature 7/8/03 to 8/27/03  0.96 to 1.26    289,761,895
 200,000,000 Merrill Lynch & Co., Inc. matures 7/1/03         1.30        200,000,000
 198,000,000 MICA Funding LLC mature 7/22/03 to 9/12/03   1.03 to 1.27    197,727,948
 258,150,000 MOAT Funding LLC mature 8/1/03 to 11/7/03    1.05 to 1.26    257,594,351
 265,000,000 Morgan Stanley mature 7/10/03 to 7/15/03     1.07 to 1.25    264,908,444
 129,027,000 Ness LLC mature 7/14/03 to 10/24/03          1.22 to 1.27    128,810,858
 115,862,000 Nieuw Amsterdam Receivables Corp.
              mature 7/2/03 to 9/10/03                    1.25 to 1.26    115,790,449
 407,000,000 Nordea N.A., Inc. mature 7/11/03 to 8/5/03   1.02 to 1.24    406,752,881
 212,680,000 Nyala Funding LLC
              mature 7/15/03 to 10/15/03                  1.00 to 1.26    212,245,161
  45,000,000 Pennine Funding LLC matures 7/10/03              1.28         44,985,713
  75,000,000 Perry Global Funding LLC
              mature 7/7/03 to 8/14/03                    1.22 to 1.28     74,920,153
 123,100,000 Polonius Inc. mature 7/21/03 to 8/12/03      1.02 to 1.24    122,987,915
 100,000,000 Royal Bank of Scotland PLC matures 7/11/03       1.25         99,965,278
  75,000,000 Saint Germain Holdings Ltd.
              mature 7/1/03 to 7/11/03                    1.14 to 1.27     74,984,167
 187,450,000 San Paolo IMI US Financial Co.
              mature 7/2/03 to 7/14/03                    1.06 to 1.25    187,417,384
 178,000,000 Silver Tower US Funding
              mature 8/15/03 to 9/5/03                    1.15 to 1.26    177,651,383
 301,787,000 Societe Generale N.A. Inc.
              mature 7/1/03 to 9/4/03                     1.00 to 1.30    301,509,572
  69,550,000 Special Purpose Accounts Receivables
              mature 7/23/03 to 8/12/03                   1.07 to 1.22     69,472,861
 206,500,000 Spintab-Swedmortgage AB
              mature 8/19/03 to 8/26/03                   0.96 to 1.07    206,194,610
 100,000,000 Stanfield Victoria Funding LLC
              matures 1/6/04                                  1.29        100,000,000
 340,000,000 Starbird Funding Corp.
              mature 7/1/03 to 8/14/03                    1.18 to 1.35    339,862,528
  42,830,000 Superior Funding Capital matures 7/18/03         1.11         42,807,550
  50,000,000 Surrey Funding Corp. matures 9/26/03             1.26         49,848,958
  80,000,000 Svenska Handelsbanken Inc. matures 8/26/03       1.04         79,870,578

                      See Notes to Financial Statements.

  3 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                                CASH PORTFOLIO

    FACE                                                     ANNUALIZED
   AMOUNT                       SECURITY                       YIELD          VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.1% (continued)
$150,564,000 Tasman Funding Inc. mature 7/8/03 to 7/9/03        1.26%    $   150,523,561
 400,000,000 UBS Finance LLC matures 7/1/03                     1.31         400,000,000
 165,000,000 Unicredit Delaware Inc.
              mature 7/11/03 to 9/15/03                     0.92 to 1.25     164,849,517
 286,355,000 Victory Receivables Corp.
              mature 7/10/03 to 8/12/03                     1.11 to 1.28     286,111,797
  70,000,000 Westpac Capital Corp. matures 8/21/03              1.25          69,877,033
 145,000,000 Yorktown Capital LLC matures 7/9/03                1.23         144,960,367
----------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $9,453,360,056)                                      9,453,360,056
----------------------------------------------------------------------------------------
PROMISSORY NOTE -- 1.0%
 200,000,000 Goldman, Sachs & Co. matures 8/25/03+
             (Cost -- $200,000,000)                             1.25         200,000,000
----------------------------------------------------------------------------------------
MEDIUM-TERM NOTES -- 8.6%
 300,000,000 General Electric Capital Corp.
              matures 10/17/03+                                 1.17         300,000,000
 125,000,000 K2 USA LLC matures 1/8/04+                         1.34         125,000,000
 200,000,000 Links Finance LLC mature 9/30/03 to 6/28/04+   1.09 to 1.15     199,978,743
 200,000,000 Merrill Lynch & Co., Inc. matures 2/11/04+         1.53         200,000,000
 200,000,000 Morgan Stanley matures 7/1/04+                     1.58         200,000,000
 258,000,000 PACE mature 12/15/03 to 6/15/04+               1.07 to 1.29     257,983,768
 200,000,000 Sigma Finance Inc. mature 7/7/03 to 7/22/03+   1.07 to 1.26     199,999,256
 224,500,000 WhistleJacket Capital Ltd.
              mature 1/15/04 to 6/10/04+                    1.17 to 1.34     224,486,980
 100,000,000 White Pine Finance LLC matures 3/12/04+            1.34          99,993,033
----------------------------------------------------------------------------------------
             TOTAL MEDIUM-TERM NOTES
             (Cost -- $1,807,441,780)                                      1,807,441,780
----------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 1.9%
 392,000,000 Wells Fargo Bank N.A. mature 8/1/03 to 8/28/03
             (Cost -- $392,004,850)                         1.03 to 1.20     392,004,850
----------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 33.5%
  21,000,000 ABN AMRO Bank N.V. matures 9/9/03                  1.08          21,002,439
 373,500,000 Bank of Montreal mature 7/28/03 to 9/2/03      1.04 to 1.20     373,500,000
 100,000,000 Bank of Nova Scotia matures 8/21/03                1.24         100,000,000
 645,000,000 Barclays Bank PLC mature 7/3/03 to 11/24/03    0.92 to 1.28     645,008,870
 255,000,000 Bayerische Landesbank
              mature 9/8/03 to 11/3/03                      1.18 to 1.24     255,026,667
 405,000,000 BNP Paribas NY mature 8/4/03 to 11/17/03       1.18 to 1.24     405,000,000
 385,000,000 Canadian Imperial Bank of Commerce NY
              mature 7/21/03 to 10/6/03                     1.03 to 1.34     385,002,912


                      See Notes to Financial Statements.


  4 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                                CASH PORTFOLIO

    FACE                                                  ANNUALIZED
   AMOUNT                     SECURITY                      YIELD           VALUE
--------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 33.5% (continued)
$338,500,000 Credit Agricole Indosuez NY
              mature 7/3/03 to 7/24/03                  1.23% to 1.25% $   338,500,784
 349,000,000 Credit Lyonnais Bank
              mature 9/5/03 to 9/29/03                   0.93 to 1.21      349,029,148
 199,000,000 CS First Boston Corp.
              mature 3/5/03 to 8/29/03                   1.05 to 1.29      199,034,729
 100,000,000 CS First Boston Corp. NY matures 3/8/03+    1.30 to 1.33      100,000,000
 145,000,000 Danske Bank mature 7/1/03 to 7/7/03         1.21 to 1.26      145,000,116
 399,000,000 Dexia Bank NY mature 7/2/03 to 10/6/03      1.02 to 1.26      399,001,947
 324,000,000 HBOS PLC mature 7/3/03 to 9/12/03           0.93 to 1.27      324,037,434
 110,000,000 ING Bank N.V. matures 8/18/03                   1.14          110,001,463
  60,000,000 Landesbank Hessen-Thurin matures 8/29/03        1.29           59,999,006
 284,500,000 Lloyds TSB Bank PLC
              mature 7/15/03 to 10/20/03                 0.92 to 1.25      284,504,110
 315,000,000 NordDeutsche Landesbank
              mature 8/1/03 to 9/23/03                   0.92 to 1.21      315,012,687
  68,000,000 Rabobank Nederland N.V. NY matures 7/3/03       1.19           68,000,038
 172,000,000 Royal Bank of Scotland NY matures 8/27/03       1.04          172,002,718
 452,000,000 Societe Generale mature 7/21/03 to 10/9/03  1.04 to 1.25      452,018,424
 470,000,000 Svenska Handelsbanken NY
              mature 7/7/03 to 9/29/03                   1.07 to 1.24      470,042,647
 395,000,000 Toronto Dominion Bank NY
              mature 8/14/03 to 9/22/03                  0.92 to 1.23      395,002,053
 350,000,000 Unicredito Italiano S.p.A.
              mature 7/11/03 to 9/15/03                  1.00 to 1.22      350,007,716
 320,000,000 Westdeutsche Landesbank NY
              mature 7/2/03 to 8/18/03                   1.19 to 1.28      320,000,000
--------------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $7,035,735,908)                                    7,035,735,908
--------------------------------------------------------------------------------------
TIME DEPOSITS -- 6.4%
 100,000,000 BNP Paribas Paris matures 7/1/03                1.31          100,000,000
 391,217,000 Chase Manhattan Bank USA N.A.
              matures 7/1/03                                 1.34          391,217,000
 300,000,000 HSBC Bank USA matures 7/1/03                    1.34          300,000,000
 400,000,000 National Australia Bank matures 7/1/03          1.34          400,000,000
 150,000,000 Royal Bank of Canada matures 7/1/03             1.30          150,000,000
--------------------------------------------------------------------------------------
             TOTAL TIME DEPOSITS
             (Cost -- $1,341,217,000)                                    1,341,217,000
--------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $20,973,367,952*)                                $20,973,367,952
--------------------------------------------------------------------------------------

+ Variable interest rate -- subject to periodic change.
* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

  5 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             GOVERNMENT PORTFOLIO

    FACE                                                      ANNUALIZED
   AMOUNT                       SECURITY                        YIELD          VALUE
-----------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 80.0%
$245,065,000 Federal Farm Credit Bank
              mature 10/9/03 to 8/24/04                     1.19% to 1.24% $  244,795,399
 726,700,000 Federal Home Loan Bank
              mature 7/9/03 to 1/6/04                        0.91 to 1.30     726,133,376
 664,235,000 Federal Home Loan Mortgage Corp.
              mature 7/15/03 to 11/19/03                     1.00 to 1.25     662,967,794
 948,484,000 Federal National Mortgage Association
              mature 7/9/03 to 9/17/03                       0.97 to 1.29     947,267,726
-----------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
             (Cost -- $2,581,164,295)                                       2,581,164,295
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.0%
 340,000,000 Goldman, Sachs & Co., 1.20% due 7/1/03;
              Proceeds at maturity -- $340,011,333;
              (Fully collateralized by U.S. Treasury Bonds,
              8.125% due 8/15/19 to 8/15/21;
              Market value -- $346,801,361)                                   340,000,000
   3,772,000 J.P. Morgan Chase & Co., 1.05% due 7/1/03;
              Proceeds at maturity -- $3,772,110; (Fully
              collateralized by U.S. Treasury Notes, 2.125%
              due 8/31/04; Market value -- $3,850,324)                          3,772,000
 300,000,000 Merrill Lynch & Co., Inc., 1.15% due 7/1/03;
              Proceeds at maturity -- $300,009,583;
              (Fully collateralized by various U.S.
              government agency obligations, 0.000%
              to 7.415% due 8/13/08 to 2/24/23;
              Market value -- $306,000,000)                                   300,000,000
-----------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $643,772,000)                                           643,772,000
-----------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $3,224,936,295*)                                     $3,224,936,295
-----------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

  6 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             RETIREMENT PORTFOLIO

   FACE                                                        ANNUALIZED
  AMOUNT                        SECURITY                         YIELD         VALUE
----------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 3.3%
$ 5,000,000 Federal Home Loan Bank matures 8/8/03                1.24%     $   4,993,561
 10,000,000 Federal Home Loan Mortgage Corp.
             mature 7/25/03 to 7/28/03                        1.24 to 1.25     9,991,250
 10,400,000 Federal National Mortgage Association
             mature 8/13/03 to 9/3/03                         0.94 to 1.21    10,383,809
----------------------------------------------------------------------------------------
            TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
            (Cost -- $25,368,620)                                             25,368,620
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 43.6%
 15,000,000 ABN AMRO N.A. Finance Inc.
             mature 7/23/03 to 8/11/03                        1.04 to 1.05    14,984,947
  5,000,000 ABSC Capital Corp. matures 9/9/03                     1.13         4,989,014
 10,000,000 ANZ Delaware Inc. matures 7/7/03                      1.24         9,997,933
  5,000,000 Cancara Asset Securitization LLC matures 7/15/03      1.23         4,997,609
 30,000,000 CBA Finance Inc. mature 7/7/03 to 7/24/03         1.00 to 1.24    29,988,122
 20,000,000 Danske Corp. mature 7/14/03 to 9/10/03            1.04 to 1.20    19,974,582
 10,000,000 Dexia Delaware LLC matures 9/10/03                    1.07         9,978,897
 13,000,000 General Electric Capital Corp.
             mature 8/28/03 to 9/24/03                        1.12 to 1.26    12,969,059
 20,000,000 Goldman, Sachs & Co. mature 7/7/03 to 8/4/03      1.27 to 1.28    19,990,829
 15,000,000 HBOS Treasury Service PLC mature 7/9/03 to 9/9/03 1.14 to 1.31    14,976,389
 25,000,000 ING US Funding LLC mature 7/8/03 to 9/8/03        1.02 to 1.23    24,983,792
  5,000,000 Lloyds TSB Bank PLC matures 7/25/03                   1.24         4,995,883
 25,000,000 Morgan Stanley mature 7/10/03 to 7/15/03          1.07 to 1.25    24,990,629
 25,000,000 Nordea N.A., Inc. mature 7/11/03 to 7/21/03       1.10 to 1.24    24,986,611
 10,000,000 Nyala Funding LLC mature 8/4/03 to 9/15/03        1.24 to 1.27     9,981,020
  5,000,000 Royal Bank of Scotland PLC matures 7/15/03            1.00         4,998,056
  5,000,000 Saint Germain Holdings Ltd. matures 7/14/03           1.14         4,997,941
 15,000,000 San Paolo IMI US Financial Co.
             mature 7/2/03 to 7/14/03                         1.06 to 1.26    14,997,736
 10,000,000 Societe Generale N.A. Inc.
             mature 7/1/03 to 7/10/03                             1.24         9,998,450
 10,000,000 Spintab-Swedmortgage AB
             mature 8/19/03 to 8/26/03                        0.99 to 1.07     9,985,018
  4,541,000 Surrey Funding Corp. matures 9/26/03                  1.26         4,527,282
  5,400,000 Svenska Handelsbanken matures 7/1/03                  1.24         5,400,000
 10,000,000 Toronto Dominion Holdings USA matures 8/8/03          1.10         9,988,389
 16,000,000 UBS Finance LLC mature 7/1/03 to 7/7/03           1.24 to 1.31    15,998,760
  5,000,000 Unicredit Delaware Inc. matures 9/15/03               0.93         4,990,183
 15,000,000 Victory Receivables Corp.
             mature 7/10/03 to 7/25/03                        1.24 to 1.29    14,990,121
  5,000,000 Westpac Capital Corp. matures 8/21/03                 1.25         4,991,217
----------------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Cost -- $338,648,469)                                           338,648,469
----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  7 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             RETIREMENT PORTFOLIO

   FACE                                                      ANNUALIZED
  AMOUNT                       SECURITY                        YIELD        VALUE
-------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 43.3%
$ 5,000,000 ABN AMRO Bank N.V. matures 9/9/03                    1.08%   $  5,000,581
 10,000,000 ANZ Banking Group Ltd. matures 8/11/03              1.20       10,000,113
 20,000,000 Bank of Montreal mature 7/28/03 to 9/2/03       1.04 to 1.20   20,000,000
  5,000,000 Bank of Nova Scotia matures 8/21/03                 1.24        5,000,000
 25,000,000 Barclays Bank PLC mature 7/3/03 to 9/24/03      0.92 to 1.25   25,000,188
 20,000,000 Bayerische Landesbank mature 9/8/03 to 11/3/03  1.18 to 1.24   20,002,024
 10,000,000 BNP Paribas NY matures 8/4/03                       1.18       10,000,000
 20,000,000 Canadian Imperial Bank of Commerce NY
             mature 8/20/03 to 10/6/03                      1.03 to 1.20   20,000,000
 15,000,000 Credit Agricole Indosuez NY
             mature 7/8/03 to 7/15/03                       1.23 to 1.25   15,000,000
 13,000,000 Credit Lyonnais Bank mature 9/5/03 to 9/29/03   0.93 to 1.21   13,001,444
 15,000,000 CS First Boston Corp. matures 8/29/03               1.05       15,000,000
 10,000,000 Danske Bank mature 7/1/03 to 7/7/03             1.21 to 1.26   10,000,008
 18,000,000 Dexia Bank NY mature 7/2/03 to 10/6/03          1.03 to 1.26   18,000,074
 11,000,000 HBOS PLC mature 7/29/03 to 9/12/03              0.93 to 1.27   11,001,568
 19,000,000 Lloyds TSB Bank PLC mature 7/15/03 to 9/4/03    1.00 to 1.25   18,999,932
 10,000,000 NordDeutsche Landesbank
             mature 8/25/03 to 9/23/03                      0.92 to 1.21   10,000,195
 10,000,000 Rabobank Nederland N.V. NY matures 7/3/03           1.19       10,000,006
 10,000,000 Royal Bank of Scotland NY matures 8/27/03           1.04       10,000,158
 20,000,000 Societe Generale mature 7/21/03 to 10/9/03      1.12 to 1.25   20,000,838
 10,000,000 Svenska Handelsbanken NY matures 9/29/03            1.07       10,003,327
 10,000,000 Toronto Dominion Bank NY
             mature 8/18/03 to 9/22/03                      0.92 to 1.23   10,000,128
 20,000,000 Unicredito Italiano S.p.A.
             mature 7/11/03 to 9/12/03                      1.11 to 1.22   20,000,308
 20,000,000 Wells Fargo Bank N.A. mature 7/17/03 to 8/28/03 1.03 to 1.23   19,999,999
 10,000,000 Westdeutsche Landesbank NY
             mature 7/2/03 to 8/18/03                       1.26 to 1.28   10,000,000
-------------------------------------------------------------------------------------
            TOTAL FOREIGN CERTIFICATES OF DEPOSIT
            (Cost -- $336,010,891)                                        336,010,891
-------------------------------------------------------------------------------------
TIME DEPOSITS -- 9.8%
 25,952,000 Chase Manhattan Bank USA N.A. matures 7/1/03        1.34       25,952,000
 25,000,000 HSBC Bank USA matures 7/1/03                        1.24       25,000,000
 25,000,000 National Australia Bank matures 7/1/03              1.34       25,000,000
-------------------------------------------------------------------------------------
            TOTAL TIME DEPOSITS
            (Cost -- $75,952,000)                                          75,952,000
-------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $775,979,980*)                                      $775,979,980
-------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

  8 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2003

                                                  Cash         Government    Retirement
                                                Portfolio      Portfolio     Portfolio
----------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost             $20,973,367,952 $3,224,936,295 $775,979,980
  Cash                                                   236            661          405
  Receivable for Fund shares sold                442,951,553     60,558,438    3,926,242
  Interest receivable                             13,909,499      5,072,518      605,612
  Other assets                                       330,535         48,471       16,945
---------------------------------------------------------------------------------------
  Total Assets                                21,430,559,775  3,290,616,383  780,529,184
---------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased               624,922,381             --    6,000,421
  Payable for Fund shares purchased              516,625,640     62,635,006   13,255,370
  Management fees payable                          7,024,502      1,164,021      285,358
  Dividends payable                                5,135,828        798,252      171,370
  Distribution plan fees payable                     559,713         88,250       21,107
  Deferred compensation payable                      330,535         48,471       16,945
  Accrued expenses                                12,873,830      1,230,169      182,330
---------------------------------------------------------------------------------------
  Total Liabilities                            1,167,472,429     65,964,169   19,932,901
---------------------------------------------------------------------------------------
Total Net Assets                             $20,263,087,346 $3,224,652,214 $760,596,283
---------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares
   (50,000,000,000, 10,000,000,000 and
   5,000,000,000 shares authorized,
   respectively; par value $0.01 per share)  $   202,629,745 $   32,246,336 $  7,605,963
  Capital paid in excess of par value         20,060,344,775  3,192,387,271  752,990,079
  Undistributed net investment income                     --             --          241
  Accumulated net realized gain
   from investment transactions                      112,826         18,607           --
---------------------------------------------------------------------------------------
Total Net Assets                             $20,263,087,346 $3,224,652,214 $760,596,283
---------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                     20,177,361,646  3,222,088,876  760,596,283
  Class L                                            377,624         41,220           --
  Class Y                                         85,235,240      2,503,511           --
Net Asset Value, per class                             $1.00          $1.00        $1.00
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  9 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended June 30, 2003

                                            Cash       Government  Retirement
                                          Portfolio    Portfolio   Portfolio
 -----------------------------------------------------------------------------
 INVESTMENT INCOME:
   Interest                              $145,305,376 $21,420,459  $5,278,789
 ----------------------------------------------------------------------------
 EXPENSES:
   Management fees (Note 3)                44,512,219   7,276,130   1,827,819
   Distribution plan fees (Note 5)         10,652,220   1,661,906     406,182
   Shareholder servicing fees (Note 5)     10,165,425     916,915     475,623
   Custody                                    467,186      76,516      28,826
   Shareholder communications (Note 5)        218,872      14,223      10,802
   Registration fees                          183,876      50,581      24,795
   Directors' fees                             86,096      13,819       3,640
   Audit and legal                             35,852      26,430      16,679
   Other                                       50,428      23,560       9,245
 ----------------------------------------------------------------------------
   Total Expenses                          66,372,174  10,060,080   2,803,611
   Less: Management fee waiver (Note 3)            --      (4,842)     (1,791)
 ----------------------------------------------------------------------------
   Net Expenses                            66,372,174  10,055,238   2,801,820
 ----------------------------------------------------------------------------
 Net Investment Income                     78,933,202  11,365,221   2,476,969
 ----------------------------------------------------------------------------
 Net Realized Gain From
   Investment Transactions                    112,826      25,301          --
 ----------------------------------------------------------------------------
 Increase in Net Assets From Operations  $ 79,046,028 $11,390,522  $2,476,969
 ----------------------------------------------------------------------------

                      See Notes to Financial Statements.

  10 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002


Cash Portfolio                                                          2003               2002
------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $     78,933,202  $     347,335,927
  Net realized gain                                                        112,826             42,844
------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                79,046,028        347,378,771
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 2 AND 6):
  Net Investment income                                                (78,933,202)      (347,378,771)
------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                       (78,933,202)      (347,378,771)
------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                                  41,507,116,438     91,261,777,742
  Net asset value of shares issued for reinvestment of dividends        71,579,385        336,979,727
  Cost of shares reacquired                                        (44,500,019,187)  (100,599,025,378)
------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions               (2,921,323,364)    (9,000,267,909)
------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                              (2,921,210,538)    (9,000,267,909)
NET ASSETS:
  Beginning of period                                               23,184,297,884     32,184,565,793
------------------------------------------------------------------------------------------------------
  End of period                                                   $ 20,263,087,346  $  23,184,297,884
------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  11 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

Government Portfolio                                                    2003             2002
----------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $    11,365,221  $     45,672,627
  Net realized gain                                                        25,301            51,600
---------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                               11,390,522        45,724,227
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 2 AND 6):
  Net investment income                                               (11,365,221)      (45,724,227)
  Net realized gains                                                       (6,694)               --
---------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (11,371,915)      (45,724,227)
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                                  5,209,719,995    11,059,499,198
  Net asset value of shares issued for reinvestment of dividends       10,327,360        44,636,094
  Cost of shares reacquired                                        (5,380,407,128)  (11,970,131,557)
---------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions                (160,359,773)     (865,996,265)
---------------------------------------------------------------------------------------------------
Decrease in Net Assets                                               (160,341,166)     (865,996,265)
NET ASSETS:
  Beginning of period                                               3,384,993,380     4,250,989,645
---------------------------------------------------------------------------------------------------
  End of period                                                   $ 3,224,652,214  $  3,384,993,380
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  12 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

Retirement Portfolio                                                   2003            2002
-------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $   2,476,969  $     9,824,543
------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                              2,476,969        9,824,543
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 2 AND 6):
  Net investment income                                              (2,476,728)      (9,824,784)
------------------------------------------------------------------------------------------------
Decrease in Net Assets From
 Distributions to Shareholders                                       (2,476,728)      (9,824,784)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                                  499,633,743    1,232,035,532
  Net asset value of shares issued for reinvestment of dividends      2,274,209        9,633,186
  Cost of shares reacquired                                        (562,789,288)  (1,409,776,412)
------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions               (60,881,336)    (168,107,694)
------------------------------------------------------------------------------------------------
Decrease in Net Assets                                              (60,881,095)    (168,107,935)
NET ASSETS:
  Beginning of period                                               821,477,378      989,585,313
------------------------------------------------------------------------------------------------
  End of period*                                                  $ 760,596,283  $   821,477,378
------------------------------------------------------------------------------------------------
* Undistributed net investment income                                      $241               --
------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  13 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of three separate investment funds ("Funds"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

The significant accounting policies consistently followed by the Funds are: (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Funds use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Fund's shares on the payable date.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

  14 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. As compensation for its services, each Fund pays SBFM a daily fee calculated at the following rates: Cash Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Government Portfolio: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio: 0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly. For the six months ended June 30, 2003, SBFM waived a portion of its management fees amounting to $4,842 and $1,791 for the Government and Retirement Portfolios, respectively.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Funds' sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the six months ended June 30, 2003, the Funds' paid transfer agent fees of $15,114,173, $973,549 and $435,014 for the Cash, Government and Retirement Portfolios, respectively, to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds' distributors.

All officers and one Director of the Company are employees of Citigroup or its affiliates.


  15 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

4. Repurchase Agreements

Each Fund purchases, and the custodian takes possession of , U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At June 30, 2003, the Cash and Retirement Portfolios did not have any repurchase agreement outstanding.

5. Class Specific Expenses

Pursuant to a Distribution Plan, each Fund makes payments to CGM for assistance in distributing Class A and L shares calculated at an annual rate of 0.10% of the average daily net assets of each class, respectively. For the six months ended June 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                           Class A   Class L
                    ----------------------------------------
                    Cash Portfolio       $10,652,035  $185
                    Government Portfolio   1,661,845    61
                    Retirement Portfolio     406,182    --
                    ----------------------------------------

For the six months ended June 30, 2003, total Shareholders Servicing fees were as follows:

                                   Class A   Class L Class Y Class Z
            --------------------------------------------------------
            Cash Portfolio       $10,059,578  $176   $34,305 $71,366
            Government Portfolio     916,497    82       336      --
            Retirement Portfolio     475,623    --        --      --
            --------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                  Class A  Class L Class Y Class Z
             -----------------------------------------------------
             Cash Portfolio       $216,287   $ 4    $776   $1,805
             Government Portfolio   14,221     1       1       --
             Retirement Portfolio   10,802    --      --       --
             -----------------------------------------------------

  16 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

6. Distributions Paid to Shareholders by Class


                                  Six Months Ended    Year Ended
            Cash Portfolio         June 30, 2003   December 31, 2002
            --------------------------------------------------------
            Net Investment Income
            Class A                 $77,591,408      $340,865,876
            Class L                       1,342             3,979
            Class Y                     329,898           846,964
            Class Z*                  1,010,554         5,661,952
            --------------------------------------------------------
            Total                   $78,933,202      $347,378,771
            --------------------------------------------------------

            Government Portfolio
            --------------------------------------------------------
            Class A
            Net investment income   $11,346,706      $ 45,443,904
            Net realized gains            6,685                --
            --------------------------------------------------------
            Total                   $11,353,391      $ 45,443,904
            --------------------------------------------------------
            Class L
            Net Investment income   $       417      $      1,376
            Net realized gains               --                --
            --------------------------------------------------------
            Total                   $       417      $      1,376
            --------------------------------------------------------
            Class Y
            Net investment income   $    18,098      $    278,947
            Net realized gains                9                --
            --------------------------------------------------------
            Total                   $    18,107      $    278,947
            --------------------------------------------------------

            Retirement Portfolio
            --------------------------------------------------------
            Net Investment Income
            Class A                 $ 2,476,728      $  9,824,784
            --------------------------------------------------------

*As of April 21, 2003, Class Z shares were fully redeemed.

7. Capital Shares

The Company offers multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L and Class Z shares can only be purchased by participants in the Smith Barney 401(k) Program.


  17 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

Transactions in shares of each Fund were as follows:

                                      Six Months Ended    Year Ended
        Cash Portfolio                 June 30, 2003   December 31, 2002
        ----------------------------------------------------------------
        Class A
        Shares sold                    41,317,114,398    90,760,175,185
        Shares issued on reinvestment      70,455,201       330,807,374
        Shares reacquired             (43,957,025,098) (100,060,391,471)
        ----------------------------------------------------------------
        Net Decrease                   (2,569,455,499)   (8,969,408,912)
        ----------------------------------------------------------------
        Class L
        Shares sold                            63,974            88,366
        Shares issued on reinvestment           1,241             3,944
        Shares reacquired                     (34,757)          (49,149)
        ----------------------------------------------------------------
        Net Increase                           30,458            43,161
        ----------------------------------------------------------------
        Class Y
        Shares sold                        59,826,145       168,716,757
        Shares issued on reinvestment         170,568           524,759
        Shares reacquired                 (38,162,393)     (166,022,311)
        ----------------------------------------------------------------
        Net Increase                       21,834,320         3,219,205
        ----------------------------------------------------------------
        Class Z*
        Shares sold                       130,111,921       332,797,434
        Shares issued on reinvestment         952,375         5,643,650
        Shares reacquired                (504,796,939)     (372,562,447)
        ----------------------------------------------------------------
        Net Decrease                     (373,732,643)      (34,121,363)
        ----------------------------------------------------------------

        Government Portfolio
        ----------------------------------------------------------------
        Class A
        Shares sold                     5,182,897,911    11,000,216,447
        Shares issued on reinvestment      10,309,530        44,356,635
        Shares reacquired              (5,354,191,271)  (11,890,947,145)
        ----------------------------------------------------------------
        Net Decrease                     (160,983,830)     (846,374,063)
        ----------------------------------------------------------------
        Class L
        Shares sold                             8,682            42,696
        Shares issued on reinvestment             356             1,372
        Shares reacquired                     (99,245)          (35,623)
        ----------------------------------------------------------------
        Net Increase (Decrease)               (90,207)            8,445
        ----------------------------------------------------------------
        Class Y
        Shares sold                        26,813,402        59,240,055
        Shares issued on reinvestment          17,474           278,087
        Shares reacquired                 (26,116,612)      (79,148,789)
        ----------------------------------------------------------------
        Net Increase (Decrease)               714,264       (19,630,647)
        ----------------------------------------------------------------

*As of April 21, 2003, Class Z shares were fully redeemed.

  18 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

                                      Six Months Ended    Year Ended
        Retirement Portfolio           June 30, 2003   December 31, 2002
        ----------------------------------------------------------------
        Class A
        Shares sold                      499,633,743     1,232,035,532
        Shares issued on reinvestment      2,274,209         9,633,186
        Shares reacquired               (562,789,288)   (1,409,776,412)
        ----------------------------------------------------------------
        Net Decrease                     (60,881,336)     (168,107,694)
        ----------------------------------------------------------------

8. Subsequent Event

On July 30, 2003, the Board of Directors of Smith Barney Money Funds,
Inc. -- Retirement Portfolio approved a proposed reorganization of the Retirement Portfolio into the Cash Portfolio. The Cash Portfolio would acquire the assets and assume the liabilities of the Retirement Portfolio in exchange for shares of the Cash Portfolio. The Retirement Portfolio would than be liquidated.

This reorganization is subject to shareholder approval. Retirement Portfolio shareholders of record on August 21, 2003 will be mailed proxy materials describing the proposed reorganization on or about September 5, 2003.

  19 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                       Class A Shares
                                     --------------------------------------------------
Cash Portfolio                       2003/(1)/   2002    2001    2000    1999     1998
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $1.00     $1.00   $1.00   $1.00   $1.00    $1.00
----------------------------------------------------------------------------------------
Net investment income                  0.004     0.013   0.037   0.058   0.046    0.050
Dividends from net investment income  (0.004)   (0.013) (0.037) (0.058) (0.046)  (0.050)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00     $1.00   $1.00   $1.00   $1.00    $1.00
----------------------------------------------------------------------------------------
Total Return                            0.36%++   1.28%   3.78%   5.98%   4.73%    5.07%
----------------------------------------------------------------------------------------
Net Assets, End of Period (billions)     $20       $23     $32     $55     $45      $40
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.62%+    0.62%   0.59%   0.57%   0.62%    0.63%
  Net investment income                 0.74+     1.27    3.93    5.84    4.63     4.95
----------------------------------------------------------------------------------------

                                                       Class L Shares
                                     --------------------------------------------------
Cash Portfolio                       2003/(1)/   2002    2001    2000    1999   1998/(3)/
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $1.00     $1.00   $1.00   $1.00   $1.00    $1.00
----------------------------------------------------------------------------------------
Net investment income                  0.004     0.013   0.037   0.058   0.047    0.050
Dividends from net investment income  (0.004)   (0.013) (0.037) (0.058) (0.047)  (0.050)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00     $1.00   $1.00   $1.00   $1.00    $1.00
----------------------------------------------------------------------------------------
Total Return                            0.36%++   1.29%   3.81%   6.01%   4.78%    5.12%
----------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $378      $347    $304    $193    $582     $412
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.62%+    0.61%   0.56%   0.54%   0.57%    0.59%
  Net investment income                 0.74+     1.28    3.53    5.58    4.70     5.07
----------------------------------------------------------------------------------------

                                                       Class Y Shares
                                     --------------------------------------------------
Cash Portfolio                       2003/(1)/   2002    2001    2000    1999     1998
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $1.00     $1.00   $1.00   $1.00   $1.00    $1.00
----------------------------------------------------------------------------------------
Net investment income                  0.004     0.014   0.039   0.060   0.048    0.052
Dividends from net investment income  (0.004)   (0.014) (0.039) (0.060) (0.048)  (0.052)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00     $1.00   $1.00   $1.00   $1.00    $1.00
----------------------------------------------------------------------------------------
Total Return                            0.41%++   1.45%   3.94%   6.17%   4.91%    5.29%
----------------------------------------------------------------------------------------
Net Assets, End of Period (millions)     $85       $63     $60     $25     $67     $159
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.51%+    0.45%   0.40%   0.38%   0.42%    0.42%
  Net investment income                 0.83+     1.44    3.96    5.92    4.76     5.17
----------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

  20 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                        Class A Shares
                                      ---------------------------------------------------
Government Portfolio                  2003/(1)/   2002    2001    2000    1999     1998
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $1.00     $1.00   $1.00   $1.00   $1.00    $1.00
-----------------------------------------------------------------------------------------
Net investment income/(2)/              0.003     0.012   0.036   0.057   0.045    0.049
Dividends from net investment income   (0.003)   (0.012) (0.036) (0.057) (0.045)  (0.049)
Distributions from net realized gains  (0.000)*      --      --      --      --       --
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00     $1.00   $1.00   $1.00   $1.00    $1.00
-----------------------------------------------------------------------------------------
Total Return/(3)/                        0.34%++   1.22%   3.67%   5.85%   4.60%    5.00%
-----------------------------------------------------------------------------------------
Net Assets, End of Period (billions)       $3        $3      $4      $6      $5       $5
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(4)/                       0.60%+    0.61%   0.56%   0.59%   0.61%    0.60%
  Net investment income                  0.68+     1.21    3.74    5.71    4.50     4.88
-----------------------------------------------------------------------------------------
                                                        Class L Shares
                                      ---------------------------------------------------
Government Portfolio                  2003/(1)/   2002    2001    2000    1999   1998/(5)/
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $1.00     $1.00   $1.00   $1.00   $1.00    $1.00
-----------------------------------------------------------------------------------------
Net investment income/(2)/              0.003     0.012   0.036   0.057   0.045    0.049
Dividends from net investment income   (0.003)   (0.012) (0.036) (0.057) (0.045)  (0.049)
Distributions from net realized gains  (0.000)*      --      --      --      --       --
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00     $1.00   $1.00   $1.00   $1.00    $1.00
-----------------------------------------------------------------------------------------
Total Return/(3)/                        0.33%++   1.21%   3.68%   5.87%   4.62%    5.01%
-----------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $41      $131    $123    $121    $113     $206
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(4)/                       0.61%+    0.61%   0.63%   0.58%   0.59%    0.59%
  Net investment income                  0.68+     1.21    3.53    5.70    4.47     4.94
-----------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) The investment manager has waived a portion of its fees for the six months ended June 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                       Per Share Decreases to   Expense Ratios
                       Net Investment Income  Without Fee Waivers
                       ---------------------  -------------------
                                2003                 2003
                                ----                 ----
               Class A        $0.0003                0.61%+
               Class L         0.0016                0.61+

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(5) On June 12, 1998, Class C shares were renamed Class L shares.
*  Amount represents less than $0.001 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

  21 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                        Class Y Shares
                                      --------------------------------------------------
Government Portfolio                  2003/(1)/   2002    2001    2000    1999    1998
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $1.00     $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------------------
Net investment income                   0.004     0.013   0.037   0.058   0.047   0.050
Dividends from net investment income   (0.004)   (0.013) (0.037) (0.058) (0.047) (0.050)
Distributions from net realized gains  (0.000)*      --      --      --      --      --
----------------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00     $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------------------
Total Return                             0.40%++   1.35%   3.78%   6.02%   4.78%   5.13%
----------------------------------------------------------------------------------------
Net Assets, End of Period (millions)       $3        $2     $21     $20      $8      $4
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                          0.49%+    0.48%   0.44%   0.44%   0.45%   0.48%
  Net investment income                  0.84+     1.38    3.69    5.85    4.64    5.06
----------------------------------------------------------------------------------------
                                                        Class A Shares
                                      --------------------------------------------------
Retirement Portfolio                  2003/(1)/   2002    2001    2000    1999    1998
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $1.00     $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------------------
Net investment income/(3)/              0.003     0.011   0.035   0.057   0.046   0.049
Dividends from net investment income   (0.003)   (0.011) (0.035) (0.057) (0.046) (0.049)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00     $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------------------
Total Return/(4)/                        0.30%++   1.11%   3.60%   5.89%   4.65%   5.04%
----------------------------------------------------------------------------------------
Net Assets, End of Period (millions)     $761      $821    $990  $1,882  $1,704  $1,682
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(3)/                       0.69%+    0.70%   0.69%   0.68%   0.69%   0.70%
  Net investment income                  0.61+     1.11    3.78    5.74    4.55    4.92
----------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3) The investment manager has waived a portion of its fees for the six months ended June 30, 2003 and for the years ended December 31, 1999 and December 31, 1998. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                     Per Share Decreases to   Expense Ratios
                     Net Investment Income  Without Fee Waivers
                     ---------------------- -------------------
                2003        $0.0005                0.69%+
                1999         0.0001                0.71
                1998         0.0002                0.72

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
*  Amount represents less than $0.001 per share.
++ Total return is not annualized, as it may not be representative of total return for the year.
+  Annualized.

  22 Smith Barney Money Funds, Inc. | 2003 Semi-Annual Report to Shareholders

  Smith Barney Money Funds, Inc.



  Cash Portfolio
  Government Portfolio
  Retirement Portfolio

  The Funds are separate investment funds of the Smith Barney Money Funds, Inc., a Maryland corporation.



  This report is submitted for general information of the shareholders of Smith Barney Money Funds, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus which gives details about changes, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY MONEY FUNDS, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.



 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0622 8/03                                                            03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)    Not applicable.

         (b)    Attached hereto.

         Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

                                    Smith Barney Money Funds, Inc.

                                    By:   /s/ R. Jay Gerken
                                          --------------------------------
                                          R. Jay Gerken
                                          Chief Executive Officer of
                                          Smith Barney Money Funds, Inc.

Date: August 28, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:   /s/ R. Jay Gerken
                                          --------------------------------
                                          (R. Jay Gerken)
                                          Chief Executive Officer of
                                          Smith Barney Money Funds, Inc.


Date: August 28, 2003

                                    By:   /s/ Richard L. Peteka
                                          --------------------------------
                                          Chief Financial Officer of
                                          Smith Barney Money Funds, Inc.

Date: August 28, 2003